UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05557
                                                    ----------------------------

                  PROSPECT STREET(R) HIGH INCOME PORTFOLIO INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 532-2834
                                                          ---------------

                       Date of fiscal year end: OCTOBER 31
                                               -----------

                   Date of reporting period: JANUARY 31, 2007
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JANUARY 31, 2007


                                                                               Ratings
                                                                         -------------------
  Principal                                                                        Standard &     Value
 Amount ($)   Description                                                  Moody's   Poor's   (Note 1a) ($)
-----------   -----------                                                 -------- ---------- -------------
 SENIOR LOAN NOTES - 12.65% (A) (B)

              UNITED KINGDOM - 3.20%
              UTILITIES - 3.20%
    500,000   Eggborough Power Ltd.Term Loan, 03/31/2022 (c) (d) (e)        NR         NR        3,425,463
                                                                                              ------------
              TOTAL UNITED KINGDOM ................................                              3,425,463
                                                                                              ------------
              UNITED STATES - 9.45%
              AUTOMOBILE - 1.89%
  2,000,000   Ford Motor Co., Term Loan, 8.36%, 12/15/2013 ........         Ba3        B         2,026,570
                                                                                              ------------
                                                                                                 2,026,570
                                                                                              ------------
              DIVERSIFIED NATURAL RESOURCES, PRECIOUS METALS AND MINERALS - 1.89%
  2,000,000   Longyear Global Holdings, Inc., Second Lien Term Loan,
              12.36%, 10/07/2013 ..................................         Caa1       CCC       2,020,000
                                                                                              ------------
                                                                                                 2,020,000
                                                                                              ------------
              HEALTHCARE, EDUCATION AND CHILDCARE - 1.85%
  1,992,443   CCS Medical, Inc., First Lien Term Loan,
              13.83%, 09/30/2012 ..................................         B3         B-        1,974,013
                                                                                              ------------
                                                                                                 1,974,013
                                                                                              ------------
              HOUSING - 1.86%
  2,000,000   Weststate Land Partners LLC, Second Lien Term Loan, .
              13.90%, 05/01/2007 ..................................         Caa1       NR        1,990,000
                                                                                              ------------
                                                                                                 1,990,000
                                                                                              ------------
              UTILITIES - 1.96%
  2,000,000   Calpine Construction Finance Co., L.P., First Lien
              Term Loan, 08/26/2009 (c) ...........................         NR         CCC       2,093,320
                                                                                              ------------
                                                                                                 2,093,320
                                                                                              ------------
              TOTAL UNITED STATES .................................                             10,103,903
                                                                                              ------------
              TOTAL SENIOR LOAN NOTES (COST $13,221,732)...........                             13,529,366
                                                                                              ------------
 BONDS AND NOTES - 104.46% (A)

              AUTOMOBILE - 3.20%
  3,500,000   American Tire Distributors Holdings, Inc., 11.61%,
              04/01/2012 (f) ......................................         Caa1       CCC+      3,421,250
                                                                                              ------------
                                                                                                 3,421,250
                                                                                              ------------
              BROADCASTING AND ENTERTAINMENT - 10.33%
  1,000,000   American Media Operation, 10.25%, 05/01/2009 ........         Caa2       CCC-        962,500
  2,861,000   CCH I LLC, 11.00%, 10/01/2015 .......................         Caa2       CCC-      2,968,287
  3,000,000   CCO Holdings LLC, 8.75%, 11/15/2013 .................         Caa1       CCC-      3,105,000
  1,000,000   PRIMEDIA, Inc., 10.75%, 05/15/2010 (f)...............         B2         B         1,043,750
  3,000,000   Young Broadcasting, Inc., 10.00%, 03/01/2011 ........         Caa1       CCC-      2,970,000
                                                                                              ------------
                                                                                                11,049,537
                                                                                              ------------

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF JANUARY 31, 2007 (UNAUDITED)



                                                                               Ratings
                                                                         -------------------
  Principal                                                                        Standard &     Value
 Amount ($)   Description                                                  Moody's   Poor's   (Note 1a) ($)
-----------   -----------                                                 -------- ---------- -------------
 BONDS AND NOTES (CONTINUED)

              BUILDINGS AND REAL ESTATE - 3.28%
  2,000,000   Associated Materials, Inc., 0.00%, 03/01/2014 (g)....         Caa2       CCC       1,475,000
  2,000,000   Builders FirstSource, Inc., 9.62%, 02/15/2012 (f)....         B2         B         2,030,000
                                                                                              ------------
                                                                                                 3,505,000
                                                                                              ------------
              CABLE AND OTHER PAY TELEVISION SERVICES - 0.49%
    500,000   NTL Cable PLC, 8.75%, 04/15/2014 ....................         B2         B-          521,250
                                                                                              ------------
                                                                                                   521,250
                                                                                              ------------
              CABLE/WIRELESS VIDEO - 5.68%
  4,500,000   Intelsat Bermuda, Ltd., 11.25%, 06/15/2016 (h).......         Caa1       B         5,107,500
  1,000,000   Intelsat Ltd., 7.63%, 04/15/2012 ....................         Caa1       B           968,750
                                                                                              ------------
                                                                                                 6,076,250
                                                                                              ------------
              CARGO TRANSPORT - 1.39%
  1,500,000   United Rentals NA, Inc., 7.00%, 02/15/2014 ..........         B3         B         1,481,250
                                                                                              ------------
                                                                                                 1,481,250
                                                                                              ------------
              CHEMICALS, PLASTICS AND RUBBER - 5.40%
    500,000   Hexion US, 9.87%, 11/15/2014 (f) (h).................         B3         B-          512,500
  1,000,000   Polypore International, 0.00%, 10/01/2012 (g)........         Caa2       CCC+        865,000
  1,000,000   Polypore, Inc., 8.75%, 05/15/2012 ...................         Caa1       CCC+      1,025,000
  3,000,000   Solutia, Inc., 10/15/2037 (d)........................         NR         NR        2,880,000
    500,000   Terra Capital, Inc., 7.00%, 02/01/2017 (h)...........         B1         BB-         495,000
                                                                                              ------------
                                                                                                 5,777,500
                                                                                              ------------
              CONTAINERS, PACKAGING AND GLASS - 3.95%
  4,800,000   Solo Cup Co., 8.50%, 02/15/2014 .....................         Caa2       CCC-      4,224,000
                                                                                              ------------
                                                                                                 4,224,000
                                                                                              ------------
              DIVERSIFIED/CONGLOMERATE SERVICE - 2.88%
  3,000,000   HydroChem Industrial Services, Inc., 9.25%,
              02/15/2013 (h) ......................................         B3         CCC+      3,075,000
                                                                                              ------------
                                                                                                 3,075,000
                                                                                              ------------
              ELECTRONICS - 1.92%
  1,000,000   Alion Science and Technology Corp., 10.25%,
              02/01/2015 (h) ......................................         B3         CCC+      1,012,500
  1,000,000   WII Components, Inc., 10.00%, 02/15/2012 ............         B2         B-        1,035,000
                                                                                              ------------
                                                                                                 2,047,500
                                                                                              ------------
              FOOD, BEVERAGE AND TOBACCO - 6.41%
  7,100,000   Chiquita Brands International, Inc.,
              7.50%, 11/01/2014 ...................................         Caa2       CCC+      6,425,500
    500,000   Land O' Lakes Capital Trust I, 7.45%, 03/15/2028 (h).         B2         B-          430,000
                                                                                              ------------
                                                                                                 6,855,500
                                                                                              ------------

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF JANUARY 31, 2007 (UNAUDITED)



                                                                               Ratings
                                                                         -------------------
  Principal                                                                        Standard &     Value
 Amount ($)   Description                                                  Moody's   Poor's   (Note 1a) ($)
-----------   -----------                                                 -------- ---------- -------------
 BONDS AND NOTES (CONTINUED)

              FOREST PRODUCTS - CONTAINERS - 5.26%
  2,000,000   Graphic Packaging International, Inc., 9.50%,
              08/15/2013 ..........................................         B3         B-        2,130,000
              Newpage Corp.
  2,118,115      12.39%, 11/01/2013 PIK (f)........................         NR         NR        2,128,705
  1,250,000      12.00%, 05/01/2013 ...............................         B3         CCC+      1,368,750
                                                                                              ------------
                                                                                                 5,627,455
                                                                                              ------------
              HEALTHCARE, EDUCATION AND CHILDCARE - 7.75%
              HCA, Inc.
  4,250,000      6.50%, 02/15/2016 ................................         Caa1       B-        3,601,875
    500,000      7.69%, 06/15/2025 ................................         Caa1       B-          423,533
    500,000      7.50%, 11/15/2095 ................................         Caa1       B-          383,937
  2,000,000   Pharma II, 7.00%, 01/01/2018 ........................         NR         NR        1,860,000
  1,940,000   Pharma IV, 12.00%, 06/30/2014 .......................         NR         NR        2,017,600
                                                                                              ------------
                                                                                                 8,286,945
                                                                                              ------------
              HOME AND OFFICE FURNISHINGS, HOUSEWARES, AND
              DURABLE CONSUMER - 2.46%
  1,500,000   American Achievement Corp., 8.25%, 04/01/2012 .......         B1         CCC+      1,535,625
  1,000,000   Home Products International, Inc., 05/15/2008 (d)....         Ca         NR          415,000
    200,000   Spectrum Brands, Inc., 7.38%, 02/01/2015 ............         Caa2       CCC         175,500
    500,000   Vitro S.A., 8.63%, 02/01/2012 (h)....................         B2         B           507,500
                                                                                              ------------
                                                                                                 2,633,625
                                                                                              ------------
              HOTELS, MOTELS, INNS AND GAMING - 0.73%
    750,000   Virgin River Casino Corp., 9.00%, 01/15/2012 ........         B2         B           780,000
                                                                                              ------------
                                                                                                   780,000
                                                                                              ------------
              INFORMATION TECHNOLOGY - 4.02%
  5,000,000   MagnaChip Semiconductor, 8.61%, 12/15/2011 (f).......         B1         B+        4,300,000
                                                                                              ------------
                                                                                                 4,300,000
                                                                                              ------------
              LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT - 7.86%
              Ames True Temper, Inc.
  1,375,000      10.00%, 07/15/2012 ...............................         Caa3       CCC-      1,309,688
  2,000,000      9.36%, 01/15/2012 (f).............................         Caa1       CCC+      2,050,000
  2,000,000   Six Flags, Inc., 8.88%, 02/01/2010 ..................         Caa1       CCC       2,000,000
              Snoqualmie Entertainment Authority
  1,500,000      9.15%, 02/01/2014 (f) (h).........................         B3         B         1,516,875
  1,500,000      9.13%, 02/01/2015 (h) ............................         B3         B         1,526,250
                                                                                              ------------
                                                                                                 8,402,813
                                                                                              ------------
              MACHINERY (NON-AGRICULTURAL, NON-CONSTRUCTION, NON-ELECTRONIC) - 1.88%
  2,000,000   ALH Finance LLC, 8.50%, 01/15/2013 ..................         B3         CCC+      2,015,000
                                                                                              ------------
                                                                                                 2,015,000
                                                                                              ------------
              OIL AND GAS - 0.94%
  1,000,000   SemGroup, LP, 8.75%, 11/15/2015 (h)..................         B1         NR        1,007,500
                                                                                              ------------
                                                                                                 1,007,500
                                                                                              ------------

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF JANUARY 31, 2007 (UNAUDITED)



                                                                               Ratings
                                                                         -------------------
  Principal                                                                        Standard &     Value
 Amount ($)   Description                                                  Moody's   Poor's   (Note 1a) ($)
-----------   -----------                                                 -------- ---------- -------------
 BONDS AND NOTES (CONTINUED)

              PERSONAL TRANSPORTATION - 3.62%
  4,000,000   Delta Air Lines, 12/15/2029 (d)......................         NR         NR        2,480,000
  1,500,000   Northwest Airlines, Inc., 06/01/2006 (d).............         NR         D         1,391,250
                                                                                              ------------
                                                                                                 3,871,250
                                                                                              ------------
              PERSONAL, FOOD, AND MISCELLANEOUS SERVICES - 0.96%
    767,235   Outsourcing Services Group, Inc., 9.00%, 07/15/2009 (i)       NR         NR                0
  1,000,000   Sbarro, Inc., 10.38%, 02/01/2015 (h).................         Caa1       CCC       1,025,000
                                                                                              ------------
                                                                                                 1,025,000
                                                                                              ------------
              RETAIL STORES - 6.57%
  2,750,000   Blockbuster, Inc., 9.00%, 09/01/2012 ................         Caa2       CCC       2,756,875
  1,000,000   Linens `n Things, Inc., 10.99%, 01/15/2014 (f).......         B3         B           975,000
  4,000,000   Movie Gallery Inc., 11.00%, 05/01/2012 (j)...........         Caa2       CCC-      3,290,000
                                                                                              ------------
                                                                                                 7,021,875
                                                                                              ------------
              TELECOMMUNICATIONS - 15.24%
  4,000,000   BTI Telecom Corp., 10.50%, 09/15/2007 (i)............         NR         NR        2,000,000
    500,000   Cricket Communications Corp., 9.38%, 11/01/2014 (h)..         Caa2       CCC         527,500
  2,000,000   Grande Communications Holdings, Inc., 14.00%, 04/01/2011      Caa1       B-        2,195,000
  3,000,000   Network Communications, Inc., 10.75%, 12/01/2013 ....         B2         B-        3,108,750
    500,000   Nordic Telephone Co. Holdings (Denmark), 8.88%,
              05/01/2016 (h) ......................................         B2         B           540,000
  2,000,000   Nortel Networks Corp., 6.88%, 09/01/2023 ............         B3         B-        1,770,000
  6,000,000   SunCom Wireless Holdings, Inc., 8.50%, 06/01/2013 ...         Caa2       CCC-      6,150,000
                                                                                              ------------
                                                                                                16,291,250
                                                                                              ------------
              UTILITIES - 2.24%
  2,500,000   Calpine Corp., 02/15/2011 (d)........................         NR         D         2,400,000
     56,303   USGen New England, Inc., 01/02/2015 (d) (h) (i)......         NR         NR                0
                                                                                              ------------
                                                                                                 2,400,000
                                                                                              ------------
              TOTAL BONDS AND NOTES (COST $110,324,507)............                            111,696,750
                                                                                              ------------

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF JANUARY 31, 2007 (UNAUDITED)





                                                                                                 Value
  Shares      Description                                                                     (Note 1a) ($)
-----------   -----------                                                                     -------------
 COMMON STOCKS - 14.51% (A) (K)

    555,258   Altiva Financial Corp ...............................                                  5,830
     46,601   American Banknote Corp. .............................                                862,119
    853,905   ICO Global Communications Holding Ltd. ..............                              3,842,572
  1,155,224   Motient Corp. .......................................                             10,223,732
      2,194   New World Restaurant Group ..........................                                 17,552
     19,723   Owens Corning, Inc. .................................                                564,866
        303   Viatel Holding Bermuda Ltd. .........................                                      1
                                                                                              ------------
              TOTAL COMMON STOCKS (COST $24,473,266)...............                             15,516,672
                                                                                              ------------
 WARRANTS - 0.00% (A) (K)

      5,000   XM Satellite Radio, Inc., 03/15/2010 ................                                      0
                                                                                              ------------
              TOTAL WARRANTS (COST $870,339).......................                                      0
                                                                                              ------------
              TOTAL INVESTMENTS - 131.62% (COST $148,889,844) (L)..                            140,742,788
                                                                                              ------------
              OTHER ASSETS & LIABILITIES, NET - 5.79%............................                6,184,522
                                                                                              ------------
              PREFERRED SHARES - (37.41)%........................................              (40,000,000)
                                                                                              ------------
              NET ASSETS APPLICABLE TO COMMON STOCK - 100.00%....................              106,927,310
                                                                                              ============

(a) Percentages are based on net assets applicable to common stock.
(b) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (e), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at January 31, 2007. Senior loans, while exempt from registration under the Security Act of 1933, as amended, (the "1933 Act") contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(c) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(d) The issuer is in default of certain debt covenants. Income is not being accrued.
(e) Fixed rate senior loan.
(f) Variable rate security. The interest rate shown reflects the rate in effect at January 31, 2007.
(g) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate will be 0.000% until the date shown below and the subsequent rate below, thereafter.

      SECURITY                         DATE        RATE
      Associated Materials, Inc    03/01/09       11.25%
      Polypore International       10/01/08       10.50%

(h) Rule 144A securities - Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2007, the market value of these securities aggregated to $17,283,125 or 16.2% of net assets applicable to common stock. These securities have been determined by the Investment Adviser to be liquid securities.
(i) Fair Value  price by Board of Directors. See footnote 2.
(j) Security on loan as of January 31,  2007.  See  footnote 8.
(k) Non-income producing security.
(l) The cost on a tax basis is identical to book. Unrealized appreciation and depreciation on investments is as follows:

      Gross unrealized appreciation             $    5,843,790
      Gross unrealized depreciation                (13,990,846)
                                                --------------
      Net unrealized depreciation$                  (8,147,056)
                                                ==============

PIK   Payment in Kind
"NR"  Not Rated

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF JANUARY 31, 2007 (UNAUDITED)


   Investments for which listed market quotations are readily available are stated at market value, which is determined by using the last reported sale price or, if no sales are reported, as in the case of some securities traded over-the-counter, the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

   Other investments, which comprise the major portion of the Fund's portfolio holdings, are primarily non-investment grade corporate debt securities, for which market quotations are not readily available due to a thinly traded market with a limited number of market makers. These investments are stated at fair value on the basis of subjective valuations furnished by an independent pricing service or broker dealers, subject to review and adjustment by Highland Capital Management, L.P. ("Highland," or "Investment Adviser") based upon quotations obtained from market makers. The independent pricing service determines value based primarily on quotations from dealers and brokers, market transactions, accessing data from quotation services, offering sheets obtained from dealers and various relationships between securities. The independent pricing service utilizes the last sales price based on odd-lot trades, if available. If such price is not available, the price furnished is based on round-lot or institutional size trades. For securities in which there is no independent price from a pricing service or from round-lot or institutional size trades, they are fair value priced in good faith by the Board of Directors.

   The fair value of restricted securities is determined by the Investment Adviser pursuant to procedures approved by the Board of Directors.

   For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PROSPECT STREET(R) HIGH INCOME PORTFOLIO INC.

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date  MARCH 27, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date  MARCH 27, 2007
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By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date  MARCH 27, 2007
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* Print the name and title of each signing officer under his or her signature.